Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000034229
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class A
Trading Symbol	EAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.49%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
1/15	$10,000	$10,000
2/15	$9,790	$10,310
3/15	$9,495	$10,163
4/15	$10,104	$10,945
5/15	$9,781	$10,506
6/15	$9,567	$10,234
7/15	$9,095	$9,524
8/15	$8,381	$8,663
9/15	$8,090	$8,402
10/15	$8,485	$9,001
11/15	$8,166	$8,650
12/15	$7,972	$8,458
1/16	$7,619	$7,909
2/16	$7,688	$7,896
3/16	$8,596	$8,941
4/16	$8,797	$8,989
5/16	$8,409	$8,654
6/16	$8,683	$9,000
7/16	$9,070	$9,453
8/16	$9,091	$9,688
9/16	$9,161	$9,812
10/16	$9,161	$9,836
11/16	$8,789	$9,383
12/16	$8,931	$9,404
1/17	$9,395	$9,918
2/17	$9,614	$10,222
3/17	$9,818	$10,480
4/17	$9,959	$10,709
5/17	$10,135	$11,026
6/17	$10,156	$11,137
7/17	$10,631	$11,801
8/17	$10,880	$12,064
9/17	$10,809	$12,016
10/17	$10,909	$12,437
11/17	$10,894	$12,462
12/17	$11,343	$12,910
1/18	$12,151	$13,986
2/18	$11,704	$13,341
3/18	$11,559	$13,093
4/18	$11,444	$13,035
5/18	$10,860	$12,573
6/18	$10,485	$12,050
7/18	$10,802	$12,315
8/18	$10,394	$11,982
9/18	$10,379	$11,919
10/18	$9,745	$10,881
11/18	$9,961	$11,329
12/18	$9,753	$11,029
1/19	$10,519	$11,995
2/19	$10,460	$12,022
3/19	$10,446	$12,122
4/19	$10,578	$12,378
5/19	$10,144	$11,479
6/19	$10,630	$12,196
7/19	$10,461	$12,047
8/19	$10,019	$11,459
9/19	$10,144	$11,678
10/19	$10,416	$12,171
11/19	$10,409	$12,154
12/19	$10,954	$13,061
1/20	$10,471	$12,452
2/20	$9,671	$11,795
3/20	$7,587	$9,978
4/20	$8,266	$10,892
5/20	$8,538	$10,976
6/20	$8,938	$11,783
7/20	$9,369	$12,836
8/20	$9,566	$13,119
9/20	$9,331	$12,909
10/20	$9,263	$13,175
11/20	$10,435	$14,393
12/20	$11,243	$15,452
1/21	$11,228	$15,925
2/21	$11,381	$16,047
3/21	$11,434	$15,805
4/21	$11,724	$16,198
5/21	$12,175	$16,574
6/21	$12,236	$16,602
7/21	$11,816	$15,485
8/21	$12,228	$15,890
9/21	$11,930	$15,259
10/21	$11,976	$15,409
11/21	$11,358	$14,781
12/21	$11,715	$15,059
1/22	$11,723	$14,774
2/22	$11,366	$14,332
3/22	$11,312	$14,008
4/22	$10,800	$13,229
5/22	$10,792	$13,287
6/22	$10,039	$12,404
7/22	$10,164	$12,374
8/22	$10,156	$12,426
9/22	$9,287	$10,969
10/22	$9,458	$10,628
11/22	$10,474	$12,205
12/22	$10,391	$12,033
1/23	$10,982	$12,983
2/23	$10,504	$12,142
3/23	$10,723	$12,509
4/23	$10,812	$12,368
5/23	$10,545	$12,160
6/23	$10,917	$12,621
7/23	$11,565	$13,407
8/23	$11,087	$12,581
9/23	$10,804	$12,252
10/23	$10,342	$11,776
11/23	$11,006	$12,719
12/23	$11,372	$13,216
1/24	$11,048	$12,602
2/24	$11,397	$13,202
3/24	$11,613	$13,529
4/24	$11,622	$13,589
5/24	$11,830	$13,666
6/24	$11,871	$14,205
7/24	$12,038	$14,248
8/24	$12,221	$14,478
9/24	$12,745	$15,444
10/24	$12,321	$14,757
11/24	$12,121	$14,227
12/24	$11,987	$14,208
1/25	$12,250	$14,462

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.90%	3.19%	2.60%
Class A with 5.25% Maximum Sales Charge	5.05%	2.08%	2.05%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

AssetsNet	$ 177,148,909
Holdings Count | Holding	1,164
Advisory Fees Paid, Amount	$ 1,263,339
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000034230
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class C
Trading Symbol	ECEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.24%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
1/15	$10,000	$10,000
2/15	$10,327	$10,310
3/15	$10,007	$10,163
4/15	$10,647	$10,945
5/15	$10,302	$10,506
6/15	$10,060	$10,234
7/15	$9,567	$9,524
8/15	$8,801	$8,663
9/15	$8,500	$8,402
10/15	$8,904	$9,001
11/15	$8,566	$8,650
12/15	$8,352	$8,458
1/16	$7,977	$7,909
2/16	$8,051	$7,896
3/16	$8,993	$8,941
4/16	$9,191	$8,989
5/16	$8,779	$8,654
6/16	$9,064	$9,000
7/16	$9,466	$9,453
8/16	$9,474	$9,688
9/16	$9,548	$9,812
10/16	$9,541	$9,836
11/16	$9,146	$9,383
12/16	$9,288	$9,404
1/17	$9,772	$9,918
2/17	$9,988	$10,222
3/17	$10,196	$10,480
4/17	$10,330	$10,709
5/17	$10,509	$11,026
6/17	$10,524	$11,137
7/17	$11,011	$11,801
8/17	$11,260	$12,064
9/17	$11,177	$12,016
10/17	$11,282	$12,437
11/17	$11,252	$12,462
12/17	$11,713	$12,910
1/18	$12,539	$13,986
2/18	$12,062	$13,341
3/18	$11,918	$13,093
4/18	$11,789	$13,035
5/18	$11,175	$12,573
6/18	$10,788	$12,050
7/18	$11,107	$12,315
8/18	$10,674	$11,982
9/18	$10,652	$11,919
10/18	$10,000	$10,881
11/18	$10,219	$11,329
12/18	$9,995	$11,029
1/19	$10,771	$11,995
2/19	$10,702	$12,022
3/19	$10,679	$12,122
4/19	$10,809	$12,378
5/19	$10,364	$11,479
6/19	$10,856	$12,196
7/19	$10,671	$12,047
8/19	$10,218	$11,459
9/19	$10,341	$11,678
10/19	$10,610	$12,171
11/19	$10,587	$12,154
12/19	$11,141	$13,061
1/20	$10,641	$12,452
2/20	$9,821	$11,795
3/20	$7,695	$9,978
4/20	$8,383	$10,892
5/20	$8,656	$10,976
6/20	$9,055	$11,783
7/20	$9,485	$12,836
8/20	$9,673	$13,119
9/20	$9,438	$12,909
10/20	$9,360	$13,175
11/20	$10,534	$14,393
12/20	$11,340	$15,452
1/21	$11,324	$15,925
2/21	$11,473	$16,047
3/21	$11,520	$15,805
4/21	$11,802	$16,198
5/21	$12,248	$16,574
6/21	$12,303	$16,602
7/21	$11,872	$15,485
8/21	$12,287	$15,890
9/21	$11,974	$15,259
10/21	$12,013	$15,409
11/21	$11,387	$14,781
12/21	$11,739	$15,059
1/22	$11,731	$14,774
2/22	$11,377	$14,332
3/22	$11,314	$14,008
4/22	$10,794	$13,229
5/22	$10,778	$13,287
6/22	$10,022	$12,404
7/22	$10,140	$12,374
8/22	$10,124	$12,426
9/22	$9,250	$10,969
10/22	$9,415	$10,628
11/22	$10,423	$12,205
12/22	$10,331	$12,033
1/23	$10,918	$12,983
2/23	$10,437	$12,142
3/23	$10,641	$12,509
4/23	$10,722	$12,368
5/23	$10,453	$12,160
6/23	$10,820	$12,621
7/23	$11,448	$13,407
8/23	$10,975	$12,581
9/23	$10,681	$12,252
10/23	$10,225	$11,776
11/23	$10,869	$12,719
12/23	$11,229	$13,216
1/24	$10,891	$12,602
2/24	$11,229	$13,202
3/24	$11,444	$13,529
4/24	$11,436	$13,589
5/24	$11,642	$13,666
6/24	$11,667	$14,205
7/24	$11,832	$14,248
8/24	$12,006	$14,478
9/24	$12,510	$15,444
10/24	$12,089	$14,757
11/24	$11,882	$14,227
12/24	$11,738	$14,208
1/25	$12,180	$14,462

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.10%	2.41%	1.99%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.10%	2.41%	1.99%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

AssetsNet	$ 177,148,909
Holdings Count | Holding	1,164
Advisory Fees Paid, Amount	$ 1,263,339
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000034231
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class I
Trading Symbol	EIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
1/15	$1,000,000	$1,000,000
2/15	$1,033,114	$1,030,963
3/15	$1,002,151	$1,016,302
4/15	$1,066,944	$1,094,471
5/15	$1,033,155	$1,050,641
6/15	$1,009,800	$1,023,355
7/15	$960,911	$952,417
8/15	$885,029	$866,274
9/15	$855,112	$840,213
10/15	$896,698	$900,148
11/15	$863,136	$865,036
12/15	$843,187	$845,753
1/16	$805,954	$790,885
2/16	$813,257	$789,591
3/16	$909,625	$894,076
4/16	$930,799	$898,935
5/16	$889,912	$865,403
6/16	$919,021	$899,990
7/16	$960,430	$945,280
8/16	$962,645	$968,772
9/16	$970,039	$981,229
10/16	$970,045	$983,568
11/16	$931,604	$938,294
12/16	$946,659	$940,366
1/17	$996,488	$991,825
2/17	$1,019,543	$1,022,187
3/17	$1,041,846	$1,047,991
4/17	$1,056,725	$1,070,935
5/17	$1,076,060	$1,102,596
6/17	$1,077,555	$1,113,695
7/17	$1,128,442	$1,180,082
8/17	$1,154,739	$1,206,405
9/17	$1,147,981	$1,201,608
10/17	$1,159,250	$1,243,731
11/17	$1,157,751	$1,246,228
12/17	$1,205,551	$1,290,964
1/18	$1,291,057	$1,398,560
2/18	$1,243,729	$1,334,059
3/18	$1,229,216	$1,309,255
4/18	$1,217,004	$1,303,462
5/18	$1,155,157	$1,257,275
6/18	$1,115,458	$1,205,039
7/18	$1,149,810	$1,231,511
8/18	$1,106,226	$1,198,212
9/18	$1,104,702	$1,191,852
10/18	$1,037,468	$1,088,063
11/18	$1,061,155	$1,132,901
12/18	$1,039,217	$1,102,889
1/19	$1,120,664	$1,199,456
2/19	$1,114,395	$1,202,152
3/19	$1,113,611	$1,212,242
4/19	$1,127,700	$1,237,762
5/19	$1,081,488	$1,147,948
6/19	$1,133,953	$1,219,593
7/19	$1,115,945	$1,204,680
8/19	$1,069,734	$1,145,943
9/19	$1,083,040	$1,167,819
10/19	$1,112,022	$1,217,062
11/19	$1,111,246	$1,215,388
12/19	$1,170,706	$1,306,062
1/20	$1,118,414	$1,245,181
2/20	$1,033,119	$1,179,518
3/20	$810,246	$997,846
4/20	$883,467	$1,089,222
5/20	$913,241	$1,097,588
6/20	$955,888	$1,178,271
7/20	$1,002,555	$1,283,563
8/20	$1,022,769	$1,311,936
9/20	$998,587	$1,290,893
10/20	$991,330	$1,317,490
11/20	$1,116,257	$1,439,341
12/20	$1,203,116	$1,545,152
1/21	$1,202,303	$1,592,523
2/21	$1,218,650	$1,604,703
3/21	$1,225,187	$1,580,468
4/21	$1,256,243	$1,619,818
5/21	$1,304,470	$1,657,382
6/21	$1,311,833	$1,660,239
7/21	$1,266,874	$1,548,507
8/21	$1,311,827	$1,589,040
9/21	$1,279,951	$1,525,890
10/21	$1,284,038	$1,540,940
11/21	$1,218,651	$1,478,142
12/21	$1,257,274	$1,505,877
1/22	$1,258,108	$1,477,372
2/22	$1,220,614	$1,433,213
3/22	$1,214,782	$1,400,843
4/22	$1,159,792	$1,322,919
5/22	$1,158,959	$1,328,744
6/22	$1,078,973	$1,240,449
7/22	$1,092,304	$1,237,402
8/22	$1,092,304	$1,242,568
9/22	$998,154	$1,096,899
10/22	$1,017,318	$1,062,842
11/22	$1,126,465	$1,220,480
12/22	$1,118,071	$1,203,326
1/23	$1,181,737	$1,298,342
2/23	$1,131,153	$1,214,154
3/23	$1,154,701	$1,250,928
4/23	$1,164,294	$1,236,751
5/23	$1,135,514	$1,215,979
6/23	$1,175,632	$1,262,149
7/23	$1,246,275	$1,340,720
8/23	$1,194,819	$1,258,131
9/23	$1,164,294	$1,225,228
10/23	$1,115,455	$1,177,622
11/23	$1,186,970	$1,271,867
12/23	$1,226,878	$1,321,590
1/24	$1,190,952	$1,260,224
2/24	$1,229,572	$1,320,176
3/24	$1,252,924	$1,352,889
4/24	$1,253,823	$1,358,942
5/24	$1,277,175	$1,366,618
6/24	$1,281,665	$1,420,522
7/24	$1,300,527	$1,424,750
8/24	$1,320,286	$1,447,753
9/24	$1,376,870	$1,544,427
10/24	$1,331,962	$1,475,741
11/24	$1,310,406	$1,422,717
12/24	$1,295,869	$1,420,764
1/25	$1,325,567	$1,446,153

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.30%	3.45%	2.86%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

AssetsNet	$ 177,148,909
Holdings Count | Holding	1,164
Advisory Fees Paid, Amount	$ 1,263,339
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000142449
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class R6
Trading Symbol	EREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
1/15	$5,000,000	$5,000,000
2/15	$5,169,169	$5,154,814
3/15	$5,010,791	$5,081,510
4/15	$5,338,358	$5,472,355
5/15	$5,166,050	$5,253,207
6/15	$5,052,918	$5,116,773
7/15	$4,804,822	$4,762,084
8/15	$4,429,038	$4,331,368
9/15	$4,275,792	$4,201,064
10/15	$4,487,381	$4,500,742
11/15	$4,319,570	$4,325,179
12/15	$4,219,085	$4,228,764
1/16	$4,032,784	$3,954,426
2/16	$4,069,326	$3,947,956
3/16	$4,551,528	$4,470,379
4/16	$4,657,472	$4,494,674
5/16	$4,452,888	$4,327,014
6/16	$4,602,404	$4,499,952
7/16	$4,805,896	$4,726,398
8/16	$4,816,976	$4,843,859
9/16	$4,857,678	$4,906,144
10/16	$4,857,648	$4,917,842
11/16	$4,661,538	$4,691,469
12/16	$4,739,478	$4,701,829
1/17	$4,988,950	$4,959,127
2/17	$5,100,652	$5,110,935
3/17	$5,216,089	$5,239,953
4/17	$5,290,582	$5,354,673
5/17	$5,387,386	$5,512,981
6/17	$5,398,594	$5,568,477
7/17	$5,649,729	$5,900,412
8/17	$5,785,150	$6,032,023
9/17	$5,747,579	$6,008,038
10/17	$5,804,000	$6,218,654
11/17	$5,796,493	$6,231,138
12/17	$6,038,286	$6,454,818
1/18	$6,470,389	$6,992,799
2/18	$6,229,507	$6,670,296
3/18	$6,160,637	$6,546,273
4/18	$6,095,603	$6,517,310
5/18	$5,785,828	$6,286,376
6/18	$5,590,812	$6,025,196
7/18	$5,759,034	$6,157,553
8/18	$5,544,896	$5,991,058
9/18	$5,537,233	$5,959,261
10/18	$5,196,695	$5,440,313
11/18	$5,319,172	$5,664,507
12/18	$5,205,418	$5,514,447
1/19	$5,617,629	$5,997,279
2/19	$5,586,207	$6,010,762
3/19	$5,578,350	$6,061,209
4/19	$5,649,014	$6,188,809
5/19	$5,421,349	$5,739,740
6/19	$5,680,420	$6,097,964
7/19	$5,590,171	$6,023,398
8/19	$5,358,577	$5,729,717
9/19	$5,429,234	$5,839,096
10/19	$5,574,517	$6,085,312
11/19	$5,570,628	$6,076,939
12/19	$5,865,001	$6,530,311
1/20	$5,610,693	$6,225,903
2/20	$5,178,759	$5,897,592
3/20	$4,064,683	$4,989,228
4/20	$4,432,004	$5,446,111
5/20	$4,577,332	$5,487,941
6/20	$4,795,277	$5,891,354
7/20	$5,025,348	$6,417,816
8/20	$5,130,750	$6,559,679
9/20	$5,009,442	$6,454,467
10/20	$4,968,995	$6,587,448
11/20	$5,599,725	$7,196,704
12/20	$6,037,040	$7,725,759
1/21	$6,028,835	$7,962,614
2/21	$6,115,063	$8,023,517
3/21	$6,143,783	$7,902,341
4/21	$6,299,712	$8,099,092
5/21	$6,541,893	$8,286,912
6/21	$6,578,803	$8,301,194
7/21	$6,361,285	$7,742,537
8/21	$6,587,008	$7,945,199
9/21	$6,426,950	$7,629,452
10/21	$6,451,574	$7,704,700
11/21	$6,119,145	$7,390,708
12/21	$6,315,167	$7,529,384
1/22	$6,319,354	$7,386,860
2/22	$6,130,904	$7,166,065
3/22	$6,105,778	$7,004,215
4/22	$5,829,385	$6,614,596
5/22	$5,825,197	$6,643,719
6/22	$5,423,170	$6,202,247
7/22	$5,490,175	$6,187,011
8/22	$5,485,987	$6,212,840
9/22	$5,016,956	$5,484,495
10/22	$5,113,275	$5,314,210
11/22	$5,661,873	$6,102,402
12/22	$5,620,379	$6,016,629
1/23	$5,940,666	$6,491,710
2/23	$5,686,192	$6,070,772
3/23	$5,804,654	$6,254,639
4/23	$5,852,916	$6,183,757
5/23	$5,712,516	$6,079,894
6/23	$5,914,341	$6,310,746
7/23	$6,265,341	$6,703,599
8/23	$6,010,866	$6,290,656
9/23	$5,857,304	$6,126,141
10/23	$5,611,604	$5,888,111
11/23	$5,966,991	$6,359,337
12/23	$6,172,422	$6,607,950
1/24	$5,991,545	$6,301,119
2/24	$6,185,988	$6,600,878
3/24	$6,308,080	$6,764,446
4/24	$6,312,601	$6,794,712
5/24	$6,425,650	$6,833,090
6/24	$6,448,259	$7,102,611
7/24	$6,543,219	$7,123,749
8/24	$6,647,224	$7,238,765
9/24	$6,932,105	$7,722,134
10/24	$6,706,009	$7,378,706
11/24	$6,592,961	$7,113,587
12/24	$6,525,189	$7,103,818
1/25	$6,670,119	$7,230,765

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	11.33%	3.52%	2.92%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

AssetsNet	$ 177,148,909
Holdings Count | Holding	1,164
Advisory Fees Paid, Amount	$ 1,263,339
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000086647
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class A
Trading Symbol	EAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI EAFE Index
1/15	$10,000	$10,000
2/15	$9,989	$10,598
3/15	$9,840	$10,437
4/15	$10,255	$10,863
5/15	$10,222	$10,807
6/15	$9,948	$10,501
7/15	$10,147	$10,719
8/15	$9,458	$9,931
9/15	$9,118	$9,426
10/15	$9,674	$10,163
11/15	$9,624	$10,005
12/15	$9,563	$9,870
1/16	$9,121	$9,157
2/16	$8,977	$8,989
3/16	$9,588	$9,574
4/16	$9,767	$9,851
5/16	$9,716	$9,761
6/16	$9,539	$9,434
7/16	$9,922	$9,912
8/16	$9,913	$9,919
9/16	$10,058	$10,041
10/16	$9,726	$9,835
11/16	$9,437	$9,639
12/16	$9,699	$9,969
1/17	$9,992	$10,258
2/17	$10,131	$10,405
3/17	$10,467	$10,691
4/17	$10,770	$10,963
5/17	$11,253	$11,366
6/17	$11,193	$11,346
7/17	$11,504	$11,673
8/17	$11,547	$11,669
9/17	$11,763	$11,959
10/17	$11,927	$12,140
11/17	$12,030	$12,268
12/17	$12,170	$12,465
1/18	$12,719	$13,090
2/18	$12,099	$12,499
3/18	$12,125	$12,274
4/18	$12,294	$12,554
5/18	$12,161	$12,272
6/18	$12,037	$12,122
7/18	$12,320	$12,420
8/18	$12,176	$12,181
9/18	$12,167	$12,286
10/18	$11,232	$11,308
11/18	$11,259	$11,294
12/18	$10,769	$10,746
1/19	$11,482	$11,452
2/19	$11,711	$11,744
3/19	$11,830	$11,818
4/19	$12,104	$12,150
5/19	$11,647	$11,567
6/19	$12,269	$12,253
7/19	$12,013	$12,097
8/19	$11,818	$11,784
9/19	$12,075	$12,122
10/19	$12,487	$12,557
11/19	$12,652	$12,699
12/19	$13,040	$13,111
1/20	$12,806	$12,838
2/20	$11,907	$11,677
3/20	$10,073	$10,119
4/20	$10,859	$10,772
5/20	$11,430	$11,241
6/20	$11,795	$11,624
7/20	$12,170	$11,895
8/20	$12,719	$12,507
9/20	$12,354	$12,182
10/20	$11,848	$11,695
11/20	$13,638	$13,508
12/20	$14,293	$14,136
1/21	$14,132	$13,986
2/21	$14,293	$14,299
3/21	$14,663	$14,628
4/21	$15,138	$15,068
5/21	$15,641	$15,560
6/21	$15,385	$15,385
7/21	$15,508	$15,500
8/21	$15,764	$15,774
9/21	$15,119	$15,316
10/21	$15,575	$15,693
11/21	$14,901	$14,962
12/21	$15,499	$15,728
1/22	$14,863	$14,968
2/22	$14,476	$14,704
3/22	$14,446	$14,798
4/22	$13,632	$13,841
5/22	$13,791	$13,945
6/22	$12,610	$12,651
7/22	$13,136	$13,281
8/22	$12,411	$12,650
9/22	$11,110	$11,467
10/22	$11,676	$12,084
11/22	$13,156	$13,445
12/22	$13,042	$13,455
1/23	$14,044	$14,545
2/23	$13,713	$14,241
3/23	$14,013	$14,594
4/23	$14,447	$15,006
5/23	$13,744	$14,371
6/23	$14,250	$15,025
7/23	$14,653	$15,512
8/23	$14,096	$14,917
9/23	$13,600	$14,408
10/23	$13,197	$13,824
11/23	$14,261	$15,107
12/23	$15,064	$15,909
1/24	$14,809	$16,001
2/24	$14,979	$16,294
3/24	$15,415	$16,830
4/24	$15,043	$16,399
5/24	$15,851	$17,034
6/24	$15,394	$16,759
7/24	$15,936	$17,251
8/24	$16,553	$17,812
9/24	$16,819	$17,976
10/24	$15,819	$16,998
11/24	$15,734	$16,902
12/24	$15,272	$16,518
1/25	$15,845	$17,386

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	6.98%	4.34%	5.27%
Class A with 5.25% Maximum Sales Charge	1.37%	3.22%	4.71%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%

AssetsNet	$ 265,660,258
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 972,253
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000086649
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class I
Trading Symbol	EIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
1/15	$1,000,000	$1,000,000
2/15	$1,055,117	$1,059,781
3/15	$1,039,373	$1,043,682
4/15	$1,083,116	$1,086,294
5/15	$1,080,486	$1,080,734
6/15	$1,052,494	$1,050,113
7/15	$1,072,622	$1,071,916
8/15	$1,000,880	$993,063
9/15	$964,139	$942,640
10/15	$1,023,631	$1,016,325
11/15	$1,019,255	$1,000,514
12/15	$1,012,053	$987,033
1/16	$966,290	$915,657
2/16	$951,042	$898,882
3/16	$1,015,645	$957,370
4/16	$1,035,381	$985,086
5/16	$1,029,100	$976,138
6/16	$1,011,649	$943,371
7/16	$1,052,080	$991,182
8/16	$1,051,180	$991,886
9/16	$1,067,351	$1,004,070
10/16	$1,032,311	$983,532
11/16	$1,000,863	$963,944
12/16	$1,029,704	$996,906
1/17	$1,060,767	$1,025,824
2/17	$1,075,390	$1,040,492
3/17	$1,111,940	$1,069,136
4/17	$1,143,914	$1,096,340
5/17	$1,195,990	$1,136,580
6/17	$1,189,592	$1,134,570
7/17	$1,222,485	$1,167,297
8/17	$1,227,047	$1,166,857
9/17	$1,249,885	$1,195,889
10/17	$1,268,151	$1,214,049
11/17	$1,279,113	$1,226,783
12/17	$1,294,396	$1,246,474
1/18	$1,353,575	$1,308,997
2/18	$1,287,817	$1,249,914
3/18	$1,290,627	$1,227,386
4/18	$1,309,410	$1,255,410
5/18	$1,295,320	$1,227,191
6/18	$1,282,164	$1,212,199
7/18	$1,313,160	$1,242,037
8/18	$1,298,093	$1,218,050
9/18	$1,297,132	$1,228,622
10/18	$1,197,053	$1,130,833
11/18	$1,200,868	$1,129,408
12/18	$1,147,804	$1,074,582
1/19	$1,224,513	$1,145,204
2/19	$1,249,759	$1,174,397
3/19	$1,262,381	$1,181,802
4/19	$1,291,512	$1,215,029
5/19	$1,242,959	$1,156,676
6/19	$1,309,963	$1,225,296
7/19	$1,282,773	$1,209,739
8/19	$1,262,359	$1,178,400
9/19	$1,290,584	$1,212,168
10/19	$1,334,386	$1,255,720
11/19	$1,352,870	$1,269,876
12/19	$1,393,702	$1,311,147
1/20	$1,368,804	$1,283,760
2/20	$1,273,163	$1,167,711
3/20	$1,077,902	$1,011,858
4/20	$1,161,578	$1,077,227
5/20	$1,224,335	$1,124,135
6/20	$1,262,191	$1,162,411
7/20	$1,304,038	$1,189,505
8/20	$1,361,514	$1,250,659
9/20	$1,323,609	$1,218,163
10/20	$1,268,751	$1,169,523
11/20	$1,461,251	$1,350,815
12/20	$1,532,152	$1,413,622
1/21	$1,515,956	$1,398,562
2/21	$1,532,155	$1,429,930
3/21	$1,572,630	$1,462,809
4/21	$1,624,240	$1,506,824
5/21	$1,678,879	$1,555,963
6/21	$1,650,536	$1,538,453
7/21	$1,664,702	$1,550,036
8/21	$1,693,037	$1,577,378
9/21	$1,623,211	$1,531,601
10/21	$1,672,797	$1,569,271
11/21	$1,600,947	$1,496,231
12/21	$1,665,367	$1,572,844
1/22	$1,598,498	$1,496,838
2/22	$1,556,041	$1,470,372
3/22	$1,552,857	$1,479,823
4/22	$1,465,820	$1,384,086
5/22	$1,483,864	$1,394,462
6/22	$1,356,494	$1,265,073
7/22	$1,413,811	$1,328,112
8/22	$1,335,266	$1,265,034
9/22	$1,196,220	$1,146,694
10/22	$1,257,782	$1,208,357
11/22	$1,416,995	$1,344,461
12/22	$1,404,134	$1,345,541
1/23	$1,513,849	$1,454,499
2/23	$1,478,386	$1,424,149
3/23	$1,510,525	$1,459,445
4/23	$1,558,179	$1,500,649
5/23	$1,481,711	$1,437,145
6/23	$1,537,122	$1,502,549
7/23	$1,581,452	$1,551,166
8/23	$1,520,499	$1,491,737
9/23	$1,468,412	$1,440,783
10/23	$1,425,191	$1,382,371
11/23	$1,539,339	$1,510,679
12/23	$1,626,050	$1,590,940
1/24	$1,599,712	$1,600,096
2/24	$1,618,034	$1,629,385
3/24	$1,666,128	$1,682,975
4/24	$1,624,905	$1,639,876
5/24	$1,713,078	$1,703,396
6/24	$1,664,983	$1,675,897
7/24	$1,723,384	$1,725,062
8/24	$1,790,945	$1,781,154
9/24	$1,819,573	$1,797,602
10/24	$1,711,933	$1,699,847
11/24	$1,702,772	$1,690,203
12/24	$1,654,335	$1,651,764
1/25	$1,715,941	$1,738,567

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.26%	4.62%	5.54%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%

AssetsNet	$ 265,660,258
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 972,253
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161753
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R
Trading Symbol	ERISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	MSCI EAFE Index
1/15	$10,000	$10,000
2/15	$10,543	$10,598
3/15	$10,385	$10,437
4/15	$10,823	$10,863
5/15	$10,788	$10,807
6/15	$10,499	$10,501
7/15	$10,709	$10,719
8/15	$9,974	$9,931
9/15	$9,615	$9,426
10/15	$10,193	$10,163
11/15	$10,149	$10,005
12/15	$10,076	$9,870
1/16	$9,619	$9,157
2/16	$9,458	$8,989
3/16	$10,094	$9,574
4/16	$10,282	$9,851
5/16	$10,228	$9,761
6/16	$10,045	$9,434
7/16	$10,440	$9,912
8/16	$10,422	$9,919
9/16	$10,583	$10,041
10/16	$10,234	$9,835
11/16	$9,920	$9,639
12/16	$10,197	$9,969
1/17	$10,507	$10,258
2/17	$10,652	$10,405
3/17	$10,999	$10,691
4/17	$11,318	$10,963
5/17	$11,819	$11,366
6/17	$11,755	$11,346
7/17	$12,074	$11,673
8/17	$12,119	$11,669
9/17	$12,338	$11,959
10/17	$12,511	$12,140
11/17	$12,620	$12,268
12/17	$12,763	$12,465
1/18	$13,332	$13,090
2/18	$12,688	$12,499
3/18	$12,707	$12,274
4/18	$12,884	$12,554
5/18	$12,744	$12,272
6/18	$12,604	$12,122
7/18	$12,903	$12,420
8/18	$12,756	$12,181
9/18	$12,738	$12,286
10/18	$11,753	$11,308
11/18	$11,782	$11,294
12/18	$11,264	$10,746
1/19	$12,004	$11,452
2/19	$12,244	$11,744
3/19	$12,369	$11,818
4/19	$12,647	$12,150
5/19	$12,167	$11,567
6/19	$12,811	$12,253
7/19	$12,551	$12,097
8/19	$12,346	$11,784
9/19	$12,615	$12,122
10/19	$13,039	$12,557
11/19	$13,212	$12,699
12/19	$13,600	$13,111
1/20	$13,354	$12,838
2/20	$12,421	$11,677
3/20	$10,505	$10,119
4/20	$11,320	$10,772
5/20	$11,920	$11,241
6/20	$12,293	$11,624
7/20	$12,686	$11,895
8/20	$13,253	$12,507
9/20	$12,869	$12,182
10/20	$12,338	$11,695
11/20	$14,207	$13,508
12/20	$14,885	$14,136
1/21	$14,716	$13,986
2/21	$14,875	$14,299
3/21	$15,254	$14,628
4/21	$15,751	$15,068
5/21	$16,269	$15,560
6/21	$16,000	$15,385
7/21	$16,119	$15,500
8/21	$16,388	$15,774
9/21	$15,711	$15,316
10/21	$16,179	$15,693
11/21	$15,483	$14,962
12/21	$16,097	$15,728
1/22	$15,441	$14,968
2/22	$15,025	$14,704
3/22	$14,994	$14,798
4/22	$14,140	$13,841
5/22	$14,306	$13,945
6/22	$13,078	$12,651
7/22	$13,630	$13,281
8/22	$12,869	$12,650
9/22	$11,516	$11,467
10/22	$12,099	$12,084
11/22	$13,640	$13,445
12/22	$13,511	$13,455
1/23	$14,550	$14,545
2/23	$14,203	$14,241
3/23	$14,506	$14,594
4/23	$14,950	$15,006
5/23	$14,214	$14,371
6/23	$14,744	$15,025
7/23	$15,166	$15,512
8/23	$14,571	$14,917
9/23	$14,063	$14,408
10/23	$13,641	$13,824
11/23	$14,734	$15,107
12/23	$15,552	$15,909
1/24	$15,286	$16,001
2/24	$15,464	$16,294
3/24	$15,918	$16,830
4/24	$15,519	$16,399
5/24	$16,351	$17,034
6/24	$15,885	$16,759
7/24	$16,439	$17,251
8/24	$17,071	$17,812
9/24	$17,348	$17,976
10/24	$16,317	$16,998
11/24	$16,218	$16,902
12/24	$15,738	$16,518
1/25	$16,319	$17,386

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	6.75%	4.09%	5.01%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%

AssetsNet	$ 265,660,258
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 972,253
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161754
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R6
Trading Symbol	ESISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
1/15	$5,000,000	$5,000,000
2/15	$5,275,587	$5,298,905
3/15	$5,196,863	$5,218,408
4/15	$5,415,581	$5,431,471
5/15	$5,402,428	$5,403,668
6/15	$5,262,468	$5,250,563
7/15	$5,363,111	$5,359,582
8/15	$5,004,400	$4,965,316
9/15	$4,825,069	$4,713,199
10/15	$5,118,170	$5,081,626
11/15	$5,096,292	$5,002,572
12/15	$5,061,543	$4,935,167
1/16	$4,832,670	$4,578,286
2/16	$4,756,414	$4,494,408
3/16	$5,079,511	$4,786,848
4/16	$5,178,216	$4,925,432
5/16	$5,151,286	$4,880,689
6/16	$5,059,180	$4,716,856
7/16	$5,261,371	$4,955,910
8/16	$5,256,872	$4,959,428
9/16	$5,337,741	$5,020,352
10/16	$5,162,507	$4,917,661
11/16	$5,005,239	$4,819,721
12/16	$5,150,541	$4,984,528
1/17	$5,305,917	$5,129,118
2/17	$5,383,631	$5,202,462
3/17	$5,561,890	$5,345,679
4/17	$5,726,397	$5,481,699
5/17	$5,982,291	$5,682,900
6/17	$5,950,285	$5,672,849
7/17	$6,119,386	$5,836,486
8/17	$6,142,269	$5,834,287
9/17	$6,256,543	$5,979,447
10/17	$6,347,944	$6,070,244
11/17	$6,402,765	$6,133,916
12/17	$6,478,030	$6,232,372
1/18	$6,774,201	$6,544,985
2/18	$6,445,105	$6,249,570
3/18	$6,459,167	$6,136,930
4/18	$6,553,169	$6,277,052
5/18	$6,482,653	$6,135,957
6/18	$6,416,811	$6,060,993
7/18	$6,571,937	$6,210,186
8/18	$6,497,157	$6,090,252
9/18	$6,487,577	$6,143,108
10/18	$5,991,435	$5,654,165
11/18	$6,010,528	$5,647,041
12/18	$5,747,211	$5,372,911
1/19	$6,126,442	$5,726,020
2/19	$6,252,855	$5,871,984
3/19	$6,316,024	$5,909,011
4/19	$6,466,728	$6,075,145
5/19	$6,223,620	$5,783,380
6/19	$6,554,250	$6,126,482
7/19	$6,422,972	$6,048,695
8/19	$6,321,006	$5,891,998
9/19	$6,457,465	$6,060,839
10/19	$6,681,676	$6,278,600
11/19	$6,769,357	$6,349,380
12/19	$6,976,632	$6,555,733
1/20	$6,851,894	$6,418,798
2/20	$6,372,792	$5,838,553
3/20	$5,394,698	$5,059,291
4/20	$5,813,901	$5,386,135
5/20	$6,128,308	$5,620,673
6/20	$6,322,919	$5,812,055
7/20	$6,527,561	$5,947,527
8/20	$6,820,519	$6,253,295
9/20	$6,625,641	$6,090,814
10/20	$6,355,837	$5,847,615
11/20	$7,320,172	$6,754,073
12/20	$7,674,380	$7,068,110
1/21	$7,588,168	$6,992,808
2/21	$7,674,407	$7,149,651
3/21	$7,877,316	$7,314,045
4/21	$8,130,996	$7,534,121
5/21	$8,404,899	$7,779,816
6/21	$8,267,941	$7,692,263
7/21	$8,338,996	$7,750,182
8/21	$8,475,950	$7,886,890
9/21	$8,131,028	$7,658,004
10/21	$8,379,575	$7,846,356
11/21	$8,019,436	$7,481,157
12/21	$8,341,794	$7,864,221
1/22	$8,006,419	$7,484,191
2/22	$7,798,806	$7,351,859
3/22	$7,782,835	$7,399,113
4/22	$7,340,992	$6,920,429
5/22	$7,436,813	$6,972,310
6/22	$6,798,003	$6,325,367
7/22	$7,085,468	$6,640,559
8/22	$6,691,535	$6,325,168
9/22	$5,994,167	$5,733,468
10/22	$6,302,925	$6,041,783
11/22	$7,101,438	$6,722,304
12/22	$7,037,373	$6,727,706
1/23	$7,582,561	$7,272,496
2/23	$7,410,103	$7,120,744
3/23	$7,571,434	$7,297,225
4/23	$7,805,086	$7,503,247
5/23	$7,426,793	$7,185,724
6/23	$7,699,387	$7,512,743
7/23	$7,921,912	$7,755,829
8/23	$7,621,503	$7,458,684
9/23	$7,360,035	$7,203,913
10/23	$7,143,072	$6,911,853
11/23	$7,716,076	$7,553,397
12/23	$8,153,051	$7,954,701
1/24	$8,014,961	$8,000,479
2/24	$8,112,774	$8,146,924
3/24	$8,354,431	$8,414,873
4/24	$8,147,297	$8,199,378
5/24	$8,590,335	$8,516,981
6/24	$8,342,924	$8,379,484
7/24	$8,636,365	$8,625,309
8/24	$8,975,835	$8,905,772
9/24	$9,125,433	$8,988,011
10/24	$8,584,581	$8,499,234
11/24	$8,538,551	$8,451,014
12/24	$8,292,112	$8,258,822
1/25	$8,601,628	$8,692,837

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	7.31%	4.65%	5.57%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%

AssetsNet	$ 265,660,258
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 972,253
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000177028
Shareholder Report [Line Items]
Fund Name	Parametric Volatility Risk Premium - Defensive Fund
Class Name	Class I
Trading Symbol	EIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Cboe S&P 500 BuyWrite Index℠ (the Index):

↓ As might be expected during a period of strong stock market returns, the Fund’s defensive strategy caused it to underperform the Index during the period

↓ The Fund’s writing, or selling, of call options ― a type of derivative ― detracted from Index-relative returns during a period of strong equity performance

↓ The Fund’s writing, or selling, of put options ― a type of derivative ― helped absolute performance, but detracted from Index-relative performance

↓ Although the Fund’s tax-managed allocation to equities ― approximately 50% of the portfolio ― delivered positive performance during the period, it underperformed the Index and detracted from Index-relative returns

↓ An approximately 50% portfolio allocation to U.S. Treasury bills ― used as a hedge against market volatility ― detracted from Index-relative performance during a period when U.S. Treasurys generally underperformed U.S. equities

↑ Although the Fund underperformed the Index, it outperformed its secondary benchmark, a blend of 50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index℠
2/17	$1,000,000	$1,000,000	$1,000,000
3/17	$1,014,000	$1,026,883	$1,009,948
4/17	$1,023,997	$1,037,429	$1,019,170
5/17	$1,031,994	$1,052,029	$1,037,350
6/17	$1,038,992	$1,058,595	$1,040,991
7/17	$1,051,987	$1,080,363	$1,054,764
8/17	$1,056,987	$1,083,670	$1,057,694
9/17	$1,067,983	$1,106,024	$1,067,427
10/17	$1,075,983	$1,131,834	$1,073,726
11/17	$1,089,985	$1,166,547	$1,090,102
12/17	$1,095,817	$1,179,517	$1,097,232
1/18	$1,107,880	$1,247,049	$1,107,691
2/18	$1,088,777	$1,201,086	$1,091,986
3/18	$1,072,691	$1,170,563	$1,080,098
4/18	$1,081,742	$1,175,054	$1,094,493
5/18	$1,097,830	$1,203,352	$1,117,392
6/18	$1,103,860	$1,210,759	$1,116,761
7/18	$1,125,982	$1,255,815	$1,149,449
8/18	$1,144,082	$1,296,737	$1,171,238
9/18	$1,153,124	$1,304,117	$1,171,613
10/18	$1,100,847	$1,214,981	$1,107,659
11/18	$1,118,940	$1,239,740	$1,132,506
12/18	$1,062,115	$1,127,803	$1,044,943
1/19	$1,101,787	$1,218,180	$1,080,792
2/19	$1,118,063	$1,257,294	$1,096,298
3/19	$1,134,343	$1,281,725	$1,115,636
4/19	$1,154,689	$1,333,622	$1,133,105
5/19	$1,116,033	$1,248,873	$1,096,761
6/19	$1,154,696	$1,336,889	$1,152,227
7/19	$1,163,856	$1,356,103	$1,164,387
8/19	$1,157,757	$1,334,621	$1,151,157
9/19	$1,174,029	$1,359,593	$1,158,639
10/19	$1,193,357	$1,389,041	$1,182,551
11/19	$1,211,662	$1,439,462	$1,197,817
12/19	$1,229,832	$1,482,908	$1,208,811
1/20	$1,229,830	$1,482,326	$1,195,158
2/20	$1,149,488	$1,360,302	$1,104,849
3/20	$1,032,071	$1,192,288	$940,182
4/20	$1,092,837	$1,345,131	$983,816
5/20	$1,123,741	$1,409,197	$1,027,402
6/20	$1,141,250	$1,437,222	$1,026,148
7/20	$1,182,455	$1,518,260	$1,065,670
8/20	$1,221,574	$1,627,394	$1,093,288
9/20	$1,203,016	$1,565,558	$1,093,064
10/20	$1,184,463	$1,523,924	$1,053,263
11/20	$1,254,559	$1,690,739	$1,155,014
12/20	$1,288,014	$1,755,745	$1,175,509
1/21	$1,288,011	$1,738,019	$1,176,803
2/21	$1,311,879	$1,785,945	$1,189,011
3/21	$1,353,396	$1,864,161	$1,242,912
4/21	$1,385,568	$1,963,649	$1,253,036
5/21	$1,396,978	$1,977,364	$1,277,316
6/21	$1,417,731	$2,023,525	$1,306,035
7/21	$1,436,404	$2,071,594	$1,312,542
8/21	$1,464,427	$2,134,582	$1,346,915
9/21	$1,432,253	$2,035,303	$1,323,728
10/21	$1,481,033	$2,177,900	$1,385,502
11/21	$1,475,843	$2,162,810	$1,364,759
12/21	$1,519,430	$2,259,738	$1,416,178
1/22	$1,471,094	$2,142,804	$1,380,935
2/22	$1,456,383	$2,078,645	$1,371,506
3/22	$1,491,059	$2,155,824	$1,427,827
4/22	$1,419,605	$1,967,832	$1,360,408
5/22	$1,422,758	$1,971,443	$1,309,612
6/22	$1,357,609	$1,808,712	$1,271,855
7/22	$1,421,707	$1,975,484	$1,321,389
8/22	$1,385,980	$1,894,920	$1,257,970
9/22	$1,309,273	$1,720,400	$1,175,350
10/22	$1,372,320	$1,859,686	$1,247,423
11/22	$1,419,605	$1,963,613	$1,271,631
12/22	$1,387,977	$1,850,480	$1,255,224
1/23	$1,437,913	$1,966,753	$1,307,720
2/23	$1,428,834	$1,918,767	$1,305,660
3/23	$1,464,015	$1,989,213	$1,329,924
4/23	$1,490,118	$2,020,261	$1,345,230
5/23	$1,504,872	$2,029,042	$1,358,100
6/23	$1,553,672	$2,163,112	$1,386,628
7/23	$1,582,045	$2,232,602	$1,406,485
8/23	$1,578,640	$2,197,055	$1,384,233
9/23	$1,536,649	$2,092,304	$1,347,242
10/23	$1,530,974	$2,048,311	$1,338,076
11/23	$1,585,449	$2,235,373	$1,376,799
12/23	$1,621,194	$2,336,928	$1,403,626
1/24	$1,642,666	$2,376,198	$1,428,425
2/24	$1,689,191	$2,503,077	$1,456,003
3/24	$1,724,979	$2,583,612	$1,488,076
4/24	$1,692,769	$2,478,086	$1,467,907
5/24	$1,741,680	$2,600,961	$1,483,924
6/24	$1,778,660	$2,694,289	$1,510,176
7/24	$1,792,976	$2,727,084	$1,527,302
8/24	$1,809,677	$2,793,234	$1,571,822
9/24	$1,834,728	$2,852,890	$1,593,859
10/24	$1,835,921	$2,827,018	$1,585,898
11/24	$1,902,725	$2,992,967	$1,649,381
12/24	$1,889,018	$2,921,620	$1,686,060
1/25	$1,923,390	$3,002,980	$1,723,139

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 2/9/17 (Inception)
Class I	17.09%	9.35%	8.54%
S&P 500® Index	26.38%	15.15%	14.77%
Cboe S&P 500 BuyWrite Index℠	20.63%	7.58%	7.06%

Performance Inception Date	Feb. 09, 2017
AssetsNet	$ 1,128,048,799
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 3,955,553
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,048,799
# of Portfolio Holdings	197
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$3,955,553

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	49.7%
Common Stocks	50.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	3.6%
Microsoft Corp.	3.1%
NVIDIA Corp.	3.0%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	1.6%
Tesla, Inc.	1.3%
Alphabet, Inc., Class A	1.3%
Broadcom, Inc.	1.2%
Alphabet, Inc., Class C	1.1%
Berkshire Hathaway, Inc., Class B	1.0%
Total	19.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761